Leases - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ (34,087,436)	$ (16,608,184)
Interest Expenses	(3,151,970)	(7,453,232)
Expenses related to short-term leases	(509,644)	(172,910)
Expenses related to low-value assets leases	(8,784,502)	(1,701,340)
Sublease Income	$ 553,211	$ 280,004